UNITEDSTATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2012

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		LaFleur & Godfrey, Inc.
Address:	2900 Charlevoix Drive
		Grand Rapids, MI  49546

Form 13F File Number:	28-12331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Daniel VanTimmeren
Title:		Vice-President
Phone:		616-942-1580

Signature, Place, and Date of Signing:

		Daniel VanTimmeren	Grand Rapids, Michigan	10/23/2012

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting

	manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     6044    65392 SH       Sole                    65392
ABBOTT LABS                    COM              002824100      222     3238 SH       Sole                     3238
APACHE CORP                    COM              037411105     4413    51031 SH       Sole                    51031
APPLE INC COM                  COM              037833100    21802    32681 SH       Sole                    32681
BARRICK GOLD CORP              COM              067901108     3807    91170 SH       Sole                    91170
C.H. ROBINSON WORLDWIDE INC    COM              12541W209     3263    55700 SH       Sole                    55700
CANADIAN NATL RY CO COM        COM              136375102      309     3500 SH       Sole                     3500
CF INDS HLDGS INC COM          COM              125269100      817     3675 SH       Sole                     3675
CHEVRONTEXACO CORP             COM              166764100     9163    78608 SH       Sole                    78608
CHURCH & DWIGHT INC COM        COM              171340102     6405   118625 SH       Sole                   118625
CISCO SYSTEMS INC              COM              17275R102      922    48261 SH       Sole                    48261
CME GROUP INC COM              COM              12572Q105     1683    29375 SH       Sole                    29375
COMMONWEALTH BK AUST SPONSORED COM              202712600      920    15865 SH       Sole                    15865
CONOCOPHILLIPS                 COM              20825C104    24784   433442 SH       Sole                   433442
COPART INC COM                 COM              217204106     5685   205041 SH       Sole                   205041
DENTSPLY INTL INC NEW          COM              249030107     3265    85609 SH       Sole                    85609
DR PEPPER SNAPPLE GRP COM      COM              26138E109     3244    72851 SH       Sole                    72851
E M C CORP MASS                COM              268648102     8141   298524 SH       Sole                   298524
ECOLAB INC COM                 COM              278865100     4886    75388 SH       Sole                    75388
EMERSON ELECTRIC CO            COM              291011104      799    16554 SH       Sole                    16554
EXXON  MOBIL CORP              COM              30231G102      617     6744 SH       Sole                     6744
GENTEX CORP                    COM              371901109    25212  1483911 SH       Sole                  1483911
HARRIS CORP                    COM              413875105      473     9225 SH       Sole                     9225
HOLOGIC INC COM                COM              436440101     2474   122357 SH       Sole                   122357
INTEL CORP                     COM              458140100    12928   570640 SH       Sole                   570640
INTUITIVE SURGICAL INC         COM              46120E602    20592    41548 SH       Sole                    41548
JOHNSON & JOHNSON              COM              478160104     6723    97559 SH       Sole                    97559
JOHNSON CONTROLS               COM              478366107     3501   127764 SH       Sole                   127764
LKQ CORP COM                   COM              501889208     5101   276090 SH       Sole                   276090
MASIMO CORP COM                COM              574795100     1116    46155 SH       Sole                    46155
MEDTRONIC INC                  COM              585055106     3461    80262 SH       Sole                    80262
MICROSOFT CORP                 COM              594918104    12156   408469 SH       Sole                   408469
MONSANTO CO NEW                COM              61166W101     5104    56073 SH       Sole                    56073
NEWMONT MINING CORP            COM              651639106    25013   446538 SH       Sole                   446538
NOVARTIS AG-ADR                COM              66987V109     3589    58590 SH       Sole                    58590
PAYCHEX INC                    COM              704326107     5858   175960 SH       Sole                   175960
PEPSICO INC                    COM              713448108     5257    74289 SH       Sole                    74289
PERRIGO CO                     COM              714290103    20241   174233 SH       Sole                   174233
PHILLIPS 66 COM                COM              718546104     1544    33296 SH       Sole                    33296
PROCTER & GAMBLE CO            COM              742718109     6361    91713 SH       Sole                    91713
RAYONIER INC COM               COM              754907103     6478   132187 SH       Sole                   132187
RESMED INC COM                 COM              761152107     4376   108126 SH       Sole                   108126
ROYAL BK CDA MONTREAL COM      COM              780087102     2442    42543 SH       Sole                    42543
SOUTHWESTERN ENERGY CO COM     COM              845467109     2859    82193 SH       Sole                    82193
STANLEY BLACK & DECKER COM     COM              854502101      603     7905 SH       Sole                     7905
STERICYCLE INC COM             COM              858912108     4449    49170 SH       Sole                    49170
STRYKER CORP                   COM              863667101     1562    28068 SH       Sole                    28068
TEVA PHARMACEUTCL INDS ADR     COM              881624209     2653    64055 SH       Sole                    64055
VALMONT INDS INC COM           COM              920253101     3347    25451 SH       Sole                    25451
VARIAN MED SYS INC COM         COM              92220p105    21134   350367 SH       Sole                   350367
WATSCO INC                     COM              942622200      236     3110 SH       Sole                     3110
WOODWARD INC                   COM              980745103     4092   120432 SH       Sole                   120432
S&P 500 SPDR                                    78462F103      202     1405 SH       Sole                     1405
SPDR GOLD TRUST                                 78463V107     7917    46060 SH       Sole                    46060

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Value Total:	340241 (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.



NONE